11. SEGMENT INFORMATION (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Identifiable Assets	$ 71,698,495	$ 79,690,498
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	41,677,656	46,949,474
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	29,339,466	31,274,058
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	384,195	533,386
Australia [Member]
SEGMENT INFORMATION
Identifiable Assets	279,225	897,181
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 17,953	$ 36,399